Discontinued Operation	3 Months Ended
Dec. 28, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operation
DISCONTINUED OPERATION
After conducting an assessment during fiscal 2013 of our long-term business strategy in China, we determined our Weifang operation (Weifang), which was previously part of our Chicken segment, was no longer core to the execution of our strategy given the capital investment it required to execute our future business plan. Consequently, we conducted an impairment test and recorded a $56 million impairment charge in the second quarter of fiscal 2013. We subsequently sold Weifang which resulted in reporting it as a discontinued operation. The sale was completed in July 2013 and did not result in a significant gain or loss as its carrying value approximated the sales proceeds at the time of sale. Weifang's prior periods results, including the impairment charge, have been reclassified and presented as a discontinued operation in our Consolidated Condensed Statements of Income. The following is a summary of the discontinued operation's results (in millions):

	Three Months Ended
	December 28, 2013	December 29, 2012
Sales	$—	$36

Pretax loss	—	(4)
Income tax expense	—	—
Loss from discontinued operation, net of tax	$—	$(4)